Condensed Consolidated Statement of Operations and Comprehensive (Loss) Income	6 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 SGD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 SGD ($) $ / shares shares		Dec. 31, 2022 USD ($) shares		Dec. 31, 2022 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 6,166,460	$ 8,333,053		$ 8,985,864	$ 16,139,634		$ 21,810,317				$ 16,824,168
Cost of revenue	5,294,725	7,155,034		7,829,537	14,182,453		19,165,477				14,642,786
Gross profit	871,735	1,178,019		1,156,327	1,957,181		2,644,840				2,181,382
Operating expenses
Provision for credit loss				388,254	295,466		399,278				17,272
General and administrative expenses	845,750	1,142,906		1,268,108	1,694,829		2,290,312				2,089,611
Total operating expenses	845,750	1,142,906		1,656,362	1,990,295		2,689,590				2,106,883
Income (loss) from operations	25,985	35,113		(500,035)	(33,114)		(44,750)				74,499
Other income (expense)
Interest expenses, net	(31,495)	(42,559)		(39,458)	(57,057)		(77,104)				(83,276)
Finance expense, net	(2,434)	(3,289)		(5,042)	(5,991)		(8,096)				(7,125)
Other income	82,059	110,890		31,712	73,662		99,543				222,309
Foreign exchange gain (loss), net	2,621	3,542		13,266	(2,151)		(2,906)				4,510
Total other income, net	50,751	68,584		478	8,463		11,437				136,418
Income (loss) before provision for income taxes	76,736	103,697		(499,557)	(24,651)		(33,313)				210,917
Income tax (expense) benefit	58,484	79,033		35,678	28,118		37,998				(142,290)
Net income	18,252	24,664	$ (396,075)	(535,235)	3,467		4,685		$ 50,784		68,627
Comprehensive income	$ 18,252	$ 24,664		$ (535,235)	$ 3,467		$ 4,685				$ 68,627
Earnings per share - basic | (per share)	$ 0.00	$ 0.00		$ (0.05)	$ 0.00		$ 0.00				$ 0.01
Earnings per share - diluted | (per share)	$ 0.00	$ 0.00		$ (0.05)	$ 0.00		$ 0.00				$ 0.01
Weighted average shares outstanding, basic	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000	[1]	11,250,000	[1]	11,250,000	[1]	11,250,000	[1]
Weighted average shares outstanding, diluted	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000	[1]	11,250,000	[1]	11,250,000	[1]	11,250,000	[1]

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on August 2, 2022